Equity - Summary of Dividends Declared (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions	3 Months Ended													12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Dividends [Line Items]
Total Amount														₱ 17,776	₱ 16,695	₱ 15,615
Events After Reporting Period [member]
Disclosure Of Dividends [Line Items]
Total Amount	₱ 9,089
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date		Nov. 04, 2021	Aug. 05, 2021	May 06, 2021	Jan. 26, 2021	Nov. 05, 2020	Aug. 06, 2020	May 07, 2020	Jan. 28, 2020	Nov. 07, 2019	Aug. 08, 2019	May 09, 2019	Jan. 29, 2019
Record Date		Nov. 19, 2021	Aug. 20, 2021	May 21, 2021	Feb. 22, 2021	Nov. 19, 2020	Aug. 20, 2020	May 21, 2020	Feb. 24, 2020	Nov. 22, 2019	Aug. 27, 2019	May 24, 2019	Feb. 22, 2019
Payable Date		Dec. 15, 2021	Sep. 15, 2021	Jun. 15, 2021	Mar. 15, 2021	Dec. 15, 2020	Sep. 15, 2020	Jun. 15, 2020	Mar. 15, 2020	Dec. 15, 2019	Sep. 15, 2019	Jun. 15, 2019	Mar. 15, 2019
Total Amount		₱ 12	₱ 12	₱ 13	₱ 12	₱ 12	₱ 12	₱ 13	₱ 12	₱ 12	₱ 13	₱ 12	₱ 12	49	49	49
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member] | Events After Reporting Period [member]
Disclosure Of Dividends [Line Items]
Approved Date	Jan. 25, 2022
Record Date	Feb. 21, 2022
Payable Date	Mar. 15, 2022
Total Amount	₱ 12
Voting Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date		Dec. 07, 2021	Aug. 26, 2021	Jun. 08, 2021	Mar. 04, 2021	Dec. 03, 2020	Sep. 29, 2020	Jun. 09, 2020	Mar. 05, 2020	Dec. 03, 2019	Sep. 24, 2019	Jun. 11, 2019	Mar. 07, 2019
Record Date		Dec. 23, 2021	Sep. 13, 2021	Jun. 24, 2021	Mar. 24, 2021	Dec. 18, 2020	Oct. 13, 2020	Jun. 24, 2020	Mar. 25, 2020	Dec. 18, 2019	Oct. 08, 2019	Jun. 28, 2019	Mar. 27, 2019
Payable Date		Jan. 15, 2022	Oct. 15, 2021	Jul. 15, 2021	Apr. 15, 2021	Jan. 15, 2021	Oct. 15, 2020	Jul. 15, 2020	Apr. 15, 2020	Jan. 15, 2019	Oct. 15, 2019	Jul. 15, 2019	Apr. 15, 2019
Total Amount		₱ 3	₱ 2	₱ 2	₱ 3	₱ 3	₱ 2	₱ 2	₱ 3	₱ 3	₱ 2	₱ 2	₱ 3	10	10	10
Voting Preferred Stock [Member] | Events After Reporting Period [member]
Disclosure Of Dividends [Line Items]
Approved Date	Mar. 03, 2022
Record Date	Mar. 23, 2022
Payable Date	Apr. 15, 2022
Total Amount	₱ 2
Common Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date			Aug. 05, 2021	Mar. 04, 2021			Aug. 06, 2020	Mar. 05, 2020			Aug. 08, 2019	Mar. 21, 2019
Record Date			Aug. 19, 2021	Mar. 18, 2021			Aug. 20, 2020	Mar. 19, 2020			Aug. 27, 2019	Apr. 04, 2019
Payable Date			Sep. 03, 2021	Apr. 06, 2021			Sep. 04, 2020	Apr. 03, 2020			Sep. 10, 2019	Apr. 23, 2019
Per Share Amount			₱ 42.00	₱ 40.00			₱ 38.00	₱ 39.00			₱ 36.00	₱ 36.00
Total Amount			₱ 9,075	₱ 8,642			₱ 8,210	₱ 8,426			₱ 7,778	₱ 7,778		₱ 17,717	₱ 16,636	₱ 15,556
Common Stock [Member] | Events After Reporting Period [member]
Disclosure Of Dividends [Line Items]
Approved Date	Mar. 03, 2022
Record Date	Mar. 17, 2022
Payable Date	Apr. 04, 2022
Per Share Amount	₱ 42.00
Total Amount	₱ 9,075
Series JJ Cumulative Convertible Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date															Apr. 08, 2020	May 09, 2019
Record Date															Feb. 11, 2020	May 31, 2019
Payable Date															May 12, 2020	Jun. 28, 2019
Per Share Amount																₱ 1.00